Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Interests in Other Entities

	Group
	2017 £m	2016 £m
Joint ventures	73	61
	73	61

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2017 £m	2016 £m
Profit attributable to non-controlling interests	21	27
Accumulated non-controlling interests of the subsidiary	152	150
Dividends paid to non-controlling interests	19	12
Summarised financial information:
– Total assets	3,215	3,450
– Total liabilities	2,909	3,417
– Profit for the year	43	55
– Total comprehensive income for the year	43	55